Disclosure of detailed information about goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Balance, beginning of year	$ 7,130	$ 7,130	$ 7,130
Additions	0	0
Impairments	0	0
Balance, end of year	$ 7,130	$ 7,130